CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Issued capital	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2016	$ 373,585	$ 14,174	$ (1,842)	$ (188,094)	$ 197,823
Loss attributable to owners of the Company				(5,744)	(5,744)
Other comprehensive income (loss) for the year			(29)		(29)
Total comprehensive income (loss)			(29)	(5,744)	(5,773)
Share based compensation value of services		1,060			1,060
Balance at Jun. 30, 2017	373,585	15,234	(1,871)	(193,838)	193,110
Balance at Dec. 31, 2017	372,764	16,250	(1,134)	(210,529)	177,351
Loss attributable to owners of the Company				(73,593)	(73,593)
Other comprehensive income (loss) for the year			259		259
Total comprehensive income (loss)			259	(73,593)	(73,334)
Shares issued in connection with private placement	253,517				253,517
Cost of capital, net of tax	(10,297)				(10,297)
Share based compensation value of services		186			186
Balance at Jun. 30, 2018	$ 615,984	$ 16,436	$ (875)	$ (284,122)	$ 347,423